Earnings per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (246,778)	$ (70,128)	$ 188,327
Less:Series A Convertible Preferred stock dividends	0	(4,466)	(13,624)
Less: Non-vested common stock dividends declared and undistributed earnings	0	0	(2,139)
Basic EPS
Income/(loss) available to common stockholders	(246,778)	(74,594)	172,564
Weighted Average Number Of Shares Outstanding Basic	380,159,088	355,144,764	268,858,688
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC	$ (0.65)	$ (0.21)	$ 0.64
Dilutive effect of securities, preferred stock dividends			13,624
Weighted Average Number Diluted Shares Outstanding Adjustment			36,567,164
Diluted EPS
Income (Loss) Available to Common Stockholders, Diluted	$ (246,778)	$ (74,594)	$ 186,188
Weighted Average Number Of Diluted Shares Outstanding	380,159,088	355,144,764	305,425,852
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, DILUTED	$ (0.65)	$ (0.21)	$ 0.61